Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
5.	Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2012	2011
	(Millions of yen)
Land	¥272,233	¥268,493
Buildings	1,447,838	1,367,187
Machinery and equipment	1,586,827	1,499,331
Construction in progress	112,919	94,507

	3,419,817	3,229,518
Less accumulated depreciation	(2,159,453)	(2,038,682)

	¥1,260,364	¥1,190,836

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was ¥211,973 million, ¥210,179 million and ¥232,327 million, respectively.

Amounts due for purchases of property, plant and equipment were ¥38,893 million and ¥47,690 million at December 31, 2012 and 2011, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Fixed assets presented in the consolidated statements of cash flows include property, plant and equipment and intangible assets.